Shareholder Report, Line Graph (Details) 216006_NEOS Long-Short Equity Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 10, 2025	Dec. 31, 2025
NEOS Long/Short Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Long/Short Equity Income ETF NAV
Accumulated Value	$ 10,000	$ 10,275
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	$ 10,000	$ 10,014